Segment information - Schedule of Reportable Segments (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Revenue	€ 422,303	€ 311,490	€ 125,948
Operating expenses	(273,638)	(233,508)	(135,850)
Adjusted EBITDA	148,665	77,982	(9,902)
Depreciation and amortization	(43,782)	(51,028)	(87,900)
Exceptional items	(7,005)	(12,814)	11,173
Operating Profit / (Loss)	97,878	14,140	(86,629)
Central costs
Disclosure of operating segments [line items]
Revenue	0	0	0
Operating expenses	(83,109)	(80,377)	(61,947)
Adjusted EBITDA	(83,109)	(80,377)	(61,947)
TFS
Disclosure of operating segments [line items]
Revenue	311,740	228,818	89,559
TFS | Operating segments
Disclosure of operating segments [line items]
Revenue	311,740	228,818	89,559
Operating expenses	(114,930)	(91,902)	(44,610)
Adjusted EBITDA	196,810	136,916	44,949
Payments
Disclosure of operating segments [line items]
Revenue	83,023	61,805	23,325
Payments | Operating segments
Disclosure of operating segments [line items]
Revenue	83,023	61,805	23,325
Operating expenses	(43,282)	(34,267)	(12,538)
Adjusted EBITDA	39,741	27,538	10,787
Post-Purchase Solutions
Disclosure of operating segments [line items]
Revenue	27,540	20,867	13,064
Operating expenses		(26,962)	(16,755)
Adjusted EBITDA		(6,095)	(3,691)
Post-Purchase Solutions | Operating segments
Disclosure of operating segments [line items]
Revenue	27,540
Operating expenses	(32,317)
Adjusted EBITDA	(4,777)
Fixed cost
Disclosure of operating segments [line items]
Operating expenses	(173,300)	(154,600)	(109,200)
Fixed personnel cost
Disclosure of operating segments [line items]
Operating expenses	(113,700)	(99,800)	(74,600)
Fixed non personnel cost
Disclosure of operating segments [line items]
Operating expenses	(59,600)	(54,800)	(34,600)
Variable cost
Disclosure of operating segments [line items]
Operating expenses	€ (100,400)	€ (78,900)	€ (26,700)